CONSOLIDATED VARIABLE INTEREST ENTITIES	6 Months Ended
Jun. 30, 2018
CONSOLIDATED VARIABLE INTEREST ENTITIES [Abstract]
CONSOLIDATED VARIABLE INTEREST ENTITIES
CONSOLIDATED VARIABLE INTEREST ENTITIES

As at June 30, 2018, the Company’s consolidated financial statements included 35 variable interest entities, all of which are wholly-owned subsidiaries. These subsidiaries own vessels with existing charters during which related and third parties have fixed price options to purchase the respective vessels, at dates varying from March 2019 to September 2025. It has been determined that the Company is the primary beneficiary of these entities, as none of the purchase options are deemed to be at bargain prices and none of the charters include sales options.
At June 30, 2018, 16 of the consolidated variable interest entities have a vessel which is accounted for as a direct financing lease asset. At June 30, 2018, the vessels had a carrying value of $105.5 million and unearned lease income of $31.6 million. The vessels had a $50.0 million outstanding loan balance as at June 30, 2018.
The other 19 fully consolidated variable interest entities each own vessels which are accounted for as operating lease assets and had a total net book value of $366.1 million at June 30, 2018. The outstanding loan balances in these entities was a total of $199.8 million, of which the short-term portion was $68.9 million as at June 30, 2018.